Long-term Debt (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Principal amounts due under our remaining debt obligations
2013	$ 2,391
2014	295,797
2015	2,220
2016	2,220
2017	1,875
Thereafter
Total	$ 304,503